SELECTED STATEMENTS OF INCOME DATA (Schedule of Financial Income and Other, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement Related Disclosures [Abstract]
Interest and amortization/accretion of premium/discount on marketable securities, net	$ 17,596	$ 16,678	$ 7,521
Interest	1,543	3,855	3,778
Financial income	19,139	20,533	11,299
Interest	(7,770)	(11,683)	(11,204)
Debt issuance costs amortization	(3,650)	(2,083)	(1,813)
Exchangeable Senior Notes amortization of discount	(9,648)	(7,153)	(6,855)
Exchange rates differences	(41)	(1,832)	(430)
Other	(2,731)	(2,186)	(1,936)
Financial expense	(23,840)	(24,937)	(22,238)
Other (expenses) Income, net	(158)	(40)	38
Financial income and other, net	$ (4,859)	$ (4,444)	$ (10,901)